Discontinued Operations - Income Statement (Details) - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Expenses
Net income (loss) from discontinued operations	$ 0	$ (1)	$ 0	$ 0	$ 69	$ (2)	$ 1	$ 6	$ (1)	$ 74	$ 828
Tempo Business | Discontinued Operations
Revenue
Total revenue									0	0	698
Expenses
Total operating expenses									2	12	656
Operating income from discontinued operations									(2)	(12)	42
Other income									0	0	10
Income (loss) from discontinued operations before income taxes									(2)	(12)	52
Income tax expense (benefit)									(1)	(4)	3
Net income (loss) from discontinued operations, excluding gain									(1)	(8)	49
Gain on sale of discontinued operations, net of tax									0	82	779
Net income (loss) from discontinued operations									$ (1)	$ 74	$ 828